CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Operating activities:
Net income	$ 46,863	283,695	179,504	118,138
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	5,033	30,468	20,837	15,483
Depreciation and amortization	76,506	463,146	347,575	236,857
Deferred taxes	(3,736)	(22,619)	(18,226)	(35,714)
Bad debt expenses	755	4,573	1,238	667
Deferred rent	30,926	187,214	143,858	92,927
Gain from disposal of property and equipment	(1,773)	(10,734)
Impairment loss	1,316	7,965	5,349	710
Investment loss	71	430
Excess tax benefit from share-based compensation	(2,409)	(14,582)	(4,302)	(8,324)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(4,670)	(28,270)	(12,336)	(16,401)
Prepaid rent	(6,983)	(42,276)	(93,218)	(75,820)
Inventories	668	4,043	(6,714)	(12,792)
Amounts due from related parties	(109)	(658)		3,267
Other current assets	(4,362)	(26,400)	(29,404)	(15,684)
Other assets	(8,298)	(50,228)	(31,482)	(22,102)
Accounts payable	596	3,605	3,390	3,435
Amounts due to a related party	117	708	(229)	175
Salary and welfare payables	4,752	28,768	36,809	22,628
Deferred revenue	19,127	115,787	90,468	92,803
Accrued expenses and other current liabilities	10,332	62,545	36,076	34,246
Income tax payable	2,890	17,493	13,296	7,350
Other long-term liabilities	9,167	55,496	33,231	16,891
Net cash provided by operating activities	176,779	1,070,169	715,720	458,740
Investing activities:
Purchases of property and equipment for hotels in operation and headquarters	(28,161)	(170,481)	(127,056)	(88,094)
Purchase of property and equipment for hotels under development	(149,028)	(902,166)	(870,994)	(680,662)
Purchases of intangibles	(709)	(4,290)	(3,532)	(14,674)
Amount received as a result of government zoning	2,483	15,030		6,900
Acquisitions, net of cash received	(5,628)	(34,070)	(30,055)	(57,822)
Purchase of long-term investments	(9,043)	(54,744)	(28,129)
Purchase of short-term investments			(8,074)	(30,000)
Sales of short-term investments				130,000
Decrease (increase) in restricted cash	(252)	(1,527)	(290)	(225)
Net cash used in investing activities	(190,338)	(1,152,248)	(1,068,130)	(734,577)
Financing activities:
Net proceeds from issuance of ordinary shares upon exercise of option	4,645	28,122	18,520	7,285
Proceeds from short-term debt	17,476	105,796
Repayment of short-term debt	(17,476)	(105,796)
Proceeds from long-term debt			1,000
Repayment of long-term debt			(1,000)
Funds advanced from noncontrolling interest holders	321	1,945	3,000	3,485
Repayment of funds advanced from noncontrolling interest holders	(1,084)	(6,564)	(2,681)	(2,568)
Acquisitions of noncontrolling interest	(695)	(4,210)
Contribution from noncontrolling interest holders			240	459
Dividend paid to noncontrolling interest holders	(533)	(3,229)	(3,486)	(3,151)
Excess tax benefit from share-based compensation	2,409	14,582	4,302	8,324
Net cash provided by financing activities	5,063	30,646	19,895	13,834
Effect of exchange rate changes on cash and cash equivalents	(161)	(976)	758	(16,463)
Net increase (decrease) in cash and cash equivalents	(8,657)	(52,409)	(331,757)	(278,466)
Cash and cash equivalents at the beginning of the year	74,309	449,844	781,601	1,060,067
Cash and cash equivalents at the end of the year	65,652	397,435	449,844	781,601
Supplemental disclosure of cash flow information:
Interest paid	179	1,084	859	882
Income taxes paid	16,364	99,065	69,980	53,180
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payable	105,679	639,749	590,873	395,681
Consideration payable for business acquisition	1,477	8,939	10,506	16,625
Purchase of intangible assets included in payables	1,596	9,660	10,584	11,455
Reimbursement of government zoning included in receivables	998	6,042	3,042
Proceeds from issuance of ordinary shares upon exercise of option included in receivables	218	1,318	290	499
Acquisition of noncontrolling interest included in payables	$ 2,024	12,250